Operating Leases (Details) - USD ($)					9 Months Ended
	Sep. 30, 2027	Sep. 30, 2026	Jul. 19, 2025	Jul. 09, 2025	Sep. 30, 2025	Dec. 31, 2024
Operating Leases [Line Items]
Maintenance cost					$ 1,045
Discount rate on incremental cost of borrowing					8.00%
Lease, Cost					$ 75,390
Security Deposit					$ 81,757
Forecast [Member]
Operating Leases [Line Items]
Payment percentage	3.00%
Payments increase amount		$ 22,020
Pacific Sun Lease [Member]
Operating Leases [Line Items]
Lease payments				$ 6,300
Payment percentage				3.00%
AGA Lease [Member]
Operating Leases [Line Items]
Lease payments			$ 18,905